Financial Instruments and Fair Value Disclosures	12 Months Ended
Dec. 31, 2023
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures
11. Financial Instruments and Fair Value Disclosures

Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, trade accounts receivable and amounts due from related parties. The ability and willingness of each of the Company’s counterparties to perform their obligations under a contract depend upon several factors that are beyond the Company’s control and may include, among other things, general economic conditions, the state of the capital markets, the condition of the shipping industry and charter hire rates. The Company’s credit risk with financial institutions is limited as it has temporary cash investments, consisting mostly of deposits, placed with qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions. The Company limits its credit risk with accounts receivable and related parties by performing ongoing credit evaluations of these counterparties’ financial condition and by receiving payments of hire in advance. The Company, generally, does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

For the years ended December 31, 2023 and 2022 and for the period from inception (April 15, 2021) through December 31, 2021 charterers that individually accounted for 10% or more of the Company’s time charter revenues were as follows:

Charterer	2023	2022	2021
A	25%	-	-
B	16%	20%	-
C	10%	-	-
D	-	14%	-
E	-	12%	-
F	-	11%	32%
G	-	-	35%
H	-	-	26%

The maximum aggregate amount of loss due to credit risk that the Company would incur if the aforementioned charterers failed completely to perform according to the terms of the relevant time charter parties, amounted to $1,640, $215 and $811 as of December 31, 2023, 2022 and 2021, respectively.

Fair value of assets and liabilities

The principal financial assets of the Company consist of cash at banks, accounts receivable trade, net, insurance claims, and amounts due from related party(ies). The principal financial liabilities of the Company consist of accounts payable, trade and other, and amounts due to related party(ies). During 2023, the Company also incurred fair value measurements with regards to the settled as of December 31, 2023 private placement warrants.

Cash and cash equivalents, accounts receivable, insurance claims, amounts due from related party/(ies) and accounts payable: The carrying values reported in the accompanying consolidated balance sheets for those financial instruments are reasonable estimates of their fair values due to their short-term maturity nature. The carrying value of these instruments is separately reflected in the accompanying consolidated balance sheets.

Warrants’ liability: The private placement warrants were initially recorded at fair value on their issuance date and subsequent settlement dates with the offsetting adjustments recorded in “Change in fair value of warrants’ liability” within the consolidated statements of comprehensive (loss)/income. The fair value of the private placement warrants at issuance date (i.e., February 10, 2023), and subsequent settlement dates (as set forth below), has been determined through Level 3 inputs of the fair value hierarchy (Note 7(b)).

The non-recurring fair value measurements related to the warrants’ liability during 2023, were as follows:

Non-recurring fair value measurements (warrants’ liability settlement dates):

•	At partial settlement date as of June 8, 2023, a fair value of $286;
•	At partial settlement date as of June 15, 2023, a fair value of $276;
•	At partial settlement date as of June 16, 2023, a fair value of $141;
•	At partial settlement date as of June 20, 2023, a fair value of $58;
•	At partial settlement date as of July 10, 2023, a fair value of $33;
•	At partial settlement date as of August 9, 2023, a fair value of $268; and
•	At final settlement date as of September 29, 2023, a fair value of $220.